OPERATING LEASE (Tables)	12 Months Ended
Mar. 31, 2022
OPERATING LEASE
Schedule of supplemental consolidated balance sheet information related to leases

Supplemental consolidated balance sheets information related to leases were as follows:

	March 31, 2021	March 31, 2022
	RMB	RMB

Right-of-use assets	46,829	29,584

Operating lease liabilities - current	11,657	10,994
Operating lease liabilities - non-current	34,365	10,866
Total operating lease liabilities	46,022	21,860

Weighted average remaining lease term	4.33	2.25
Weighted average discount rate	5.40%	5.19%

Schedule of supplemental cash flow information related to leases

Supplemental cash flow information related to leases in both continuing and discontinued operations were as follows:

	For the year ended December 31,	For the three months ended March 31,	For the fiscal year ended March 31,	For the fiscal year ended March 31,
	2019	2020	2021	2022
	RMB	RMB	RMB	RMB

Cash paid for amounts included in the measurement of lease liabilities	134,071	8,503	13,599	23,547
Right-of-use assets obtained in exchange for operating lease liabilities	87,350	311	46,829	23,628

Schedule of maturities of lease liabilities

Maturities of operating lease liabilities are as follows:

March 31, 2022
RMB

The fiscal year ended March 31, 2023	11,796
The fiscal year ended March 31, 2024	5,450
The fiscal year ended March 31, 2025	5,886
Total operating lease payments	23,132
Less: imputed interest	(1,272)
Total lease liabilities	21,860